Operating Leases (Tables)	9 Months Ended
Sep. 30, 2025
Operating Leases [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments under the Company’s operating leases that have an initial non-cancelable lease term in excess of one year at September 30, 2025, are as follows:

As at September 30, 2025	Lease payments ($)
2025 (remaining three months)	$81,915
2026	320,234
2027	335,772
2028	345,456
2029	303,477
2030 and thereafter	42,534
Total future payments	$1,429,388
Less: imputed interest	(214,488)
Operating lease liabilities	$1,214,900

Operating lease liabilities-current	$229,229
Operating lease liabilities- non-current	$985,671